Credit Risk - Disclosure of Country Risk Exposure (Details) - Credit risk - Customers and related parties - GBP (£) £ in Billions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances	£ 306.5	£ 297.0
UK
Disclosure of credit risk exposure [line items]
Loans and advances	288.2	277.4
Rest of Europe
Disclosure of credit risk exposure [line items]
Loans and advances	12.1	11.2
Rest of World
Disclosure of credit risk exposure [line items]
Loans and advances	£ 6.2	£ 8.4